Fair Value Measurements - Schedule of Financial Assets Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortization Cost	$ 6,571	$ 31,280
Unrealized Loss		(317)
Unrealized Gain	195
Fair Market Value	6,766	31,143
Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortization Cost		61,928	$ 111,040
Unrealized Loss		(136)	(89)
Fair Market Value	37,207	61,792	110,951
Money Market Funds | Level 1 | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortization Cost		30,648	48,160
Unrealized Gain		1	0
Fair Market Value	30,441	30,649	48,160
Short-term Marketable Securities | Level 2 | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortization Cost		31,280	51,116
Unrealized Loss		(137)	(44)
Fair Market Value	$ 6,766	$ 31,143	51,072
Long-term Marketable Securities | Level 2 | Fair Value, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortization Cost			11,764
Unrealized Loss			(45)
Fair Market Value			$ 11,719